Investment in equity investees (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of condensed financial information of the Group's equity investments

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Operating data:
Revenue s	72,206,753	94,099,295	128,942,238
Gross profit	19,162,739	26,893,544	34,540,510
Loss from operations	(2,200,140)	(1,471,960)	(534,006)
Net loss	(2,549,137)	(1,722,715)	(564,940)
Net loss attributable to shareholder s	(2,977,210)	(1,748,305)	(1,235,224)

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance sheet data:
Current assets	78,125,211	110,276,278	117,073,881
Non-current assets	62,806,104	78,546,934	97,456,584
Current liabilities	58,734,790	80,643,552	94,482,219
Non-current liabilities	16,703,429	22,755,496	18,910,340
Redeemable stock	5,877,854	9,897,962	10,593,025
Non-controlling interests	717,106	431,498	380,510

Yonghui Group
Schedule of investment accounted for using equity method

	As of December 31, 2017	As of December 31, 2018	As of December 31, 2019
	RMB	RMB	RMB
Carrying value of investment in Yonghui	4,245,001	5,450,209	5,508,062
Proportionate share of Yonghui’s net tangible and intangible assets	1,946,349	2,122,874	2,249,239

Positive basis difference	2,298,652	3,327,335	3,258,823

Positive basis difference has been assigned to:
Goodwill	1,270,190	1,989,726	1,989,726
Amortizable intangible assets (*)	1,371,283	1,783,478	1,692,129
Deferred tax liabilities	(342,821)	(445,869)	(423,032)

	2,298,652	3,327,335	3,258,823

Cumulative gains in equity interest in Yonghui	124,917	250,538	428,729
(*)	As of December 31, 2019, the weighted average remaining life of the intangible assets not included in Yonghui’s consolidated financial statements was 15 years.

Schedule of condensed financial information of the Group's equity investments

	For the year ended December 31, 2017	For the year ended December 31, 2018	For the year ended December 31, 2019
	RMB	RMB	RMB
Revenue s	55,524,229	67,975,691	81,367,849
Gross profit	11,319,620	14,912,887	18,019,934
Income from operations	2,065,795	1,296,271	2,024,586
Net income	1,721,628	1,189,513	1,774,888
Net income attributable to shareholders	1,818,910	1,548,833	2,000,842
Percentage of ownership in Yonghui	10%	12%	12%

Proportionate share of Yonghui’s net income, before basis adjustments	181,891	160,630	232,580
Basis adjustments	(58,998)	(64,072)	(68,512)

Proportionate share of Yonghui’s net income	122,893	96,558	164,068

Bitauto Group
Schedule of investment accounted for using equity method

	As of December 31, 2017	As of December 31, 2018	As of December 31, 2019
	RMB	RMB	RMB
Carrying value of investment in Bitauto (*)	2,128,409	2,544,367	1,817,781
Proportionate share of Bitauto’s net tangible and intangible assets	2,228,925	2,619,609	2,347,924

Positive/(negative) basis difference	(100,516)	(75,242)	(530,143)

Positive/(negative) basis difference has been assigned to:
Goodwill (*)	—	—	—
Amortizable intangible assets (**)	(100,516)	(75,242)	(530,143)

	(100,516)	(75,242)	(530,143)

Cumulative losses in equity interest in Bitauto	(3,696,754)	(3,280,796)	(3,910,223)
(*)	In the first quarter of 2019, the Group conducted impairment assessment on its investment in Bitauto considering the duration and severity of the decline of Bitauto’s stock price after the investment, as well as the financial condition, operating performance and the prospects of Bitauto, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded impairment charge of RMB488,453 to write down the carrying value of its investment in Bitauto to the fair value, based on quoted closing price of Bitauto’s stock as of March 31, 2019.
(**)	As of December 31, 2019, the negative basis difference between carrying value of investment in Bitauto and proportionate share of Bitauto’s net tangible and intangible assets was RMB530,143. This difference would not be amortized.

Dada Group
Schedule of the estimated fair value of the assets/investments received

As of April 26, 2016
RMB
Assets/investments received by the Group
Dada’s ordinary shares	2,164,050
Dada’s preferred shares	1,298,700
Warrant to purchase Dada’s preferred shares	45,450

3,508,200

Schedule of investment accounted for using equity method

	As of December 31, 2017	As of December 31, 2018	As of December 31, 2019
	RMB	RMB	RMB
Carrying value of investment in Dada’s ordinary shares	139,147	—	—
Proportionate share of Dada’s net tangible and intangible assets	(1,579,323)	(1,709,458)	(1,701,718)

Positive basis difference	1,718,470	1,709,458	1,701,718

Positive basis difference has been assigned to:
Goodwill	1,605,891	1,605,891	1,605,891
Amortizable intangible assets (*)	150,105	138,089	127,770
Deferred tax liabilities	(37,526)	(34,522)	(31,943)

	1,718,470	1,709,458	1,701,718

Cumulative losses in equity interest in Dada’s ordinary shares	(2,024,903)	(2,164,050)	(2,164,050)

(*)	As of December 31, 2019, the weighted average remaining life of the intangible assets not included in Dada’s consolidated financial statements was 6 years.

Tuniu Group
Schedule of investment accounted for using equity method

	As of December 31, 2017	As of December 31, 2018	As of December 31, 2019
	RMB	RMB	RMB
Carrying value of investment in Tuniu (*)	947,500	858,566	457,443
Proportionate share of Tuniu’s net tangible and intangible assets	779,525	714,009	633,295

Positive/(negative) basis difference	167,975	144,557	(175,852)

Positive/(negative) basis difference has been assigned to:
Goodwill (*)	23,899	23,899	—
Amortizable intangible assets (**)	192,101	160,877	(175,852)
Deferred tax liabilities	(48,025)	(40,219)	—

	167,975	144,557	(175,852)

Cumulative losses in equity interest in Tuniu	(1,546,645)	(1,635,579)	(2,036,702)

(*)	In the second
and fourth
quarter of 2019, the Group conducted impairment assessment
s
on its investment in Tuniu considering the duration and severity of the decline of Tuniu’s stock price after the investment, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded impairment charge
s
of RMB222,212
and R
MB
86,072 in the second and fourth
quarter
s
of 2019, respectively, to write down the carrying value of its investment in Tuniu to its fair value, based on quoted closing price
s
of Tuniu as of June 30, 2019 and December 31, 2019, respectively.

(**)	As of December 31, 2019, the negative basis difference between carrying value of investment in Tuniu and proportionate share of Tuniu’s net tangible and intangible assets was RMB175,852. This difference would not be amortized.

Jiangsu Five Star
Schedule of investment accounted for using equity method

	As of April 29, 2019	As of December 31, 2019
	RMB	RMB
Carrying value of investment in Jiangsu Five Star	1,274,257	1,317,045
Proportionate share of Jiangsu Five Star’s net tangible and intangible assets	432,310	480,438

Positive basis difference	841,947	836,607

Positive basis difference has been assigned to:
Goodwill	586,325	586,325
Amortizable intangible assets (*)	208,840	206,069
Property (*)	131,990	127,641
Deferred tax liabilities	(85,208)	(83,428)

	841,947	836,607

Cumulative gains in equity interest in Jiangsu Five Star	—	42,788

(*)	As of December 31, 2019, the weighted average remaining lives of the intangible assets and property were 19 years and 24 years, respectively.

Yixin
Schedule of investment accounted for using equity method
Investment in Yixin is accounted for using the equity method with the investment cost allocated as follows:

	As of December 31, 2017	As of December 31, 2018	As of December 31, 2019
	RMB	RMB	RMB
Carrying value of investment in Yixin	860,992	1,044,537	1,206,741
Proportionate share of Yixin’s net tangible and intangible assets	1,703,448	1,641,276	1,663,071

Negative basis difference	(842,456)	(596,739)	(456,330)

Cumulative gains in equity interest in Yixin	—	183,545	345,749